Offerings	Feb. 09, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, to be issued under the Bloom Energy Corporation 2018 Equity Incentive Plan
Amount Registered | shares	11,934,957
Proposed Maximum Offering Price per Unit	139.42
Maximum Aggregate Offering Price	$ 1,663,971,704.94
Fee Rate	0.01381%
Amount of Registration Fee	$ 229,794.49
Offering: 2
Offering:
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Shares, to be issued under the Bloom Energy Corporation Amended and Restated 2018 Employee Stock Purchase Plan
Amount Registered | shares	2,983,739
Proposed Maximum Offering Price per Unit	118.50
Maximum Aggregate Offering Price	$ 353,573,071.5
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,828.44